Securitized borrowings maturities are as follows: (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Bank borrowings, undiscounted cash flows	$ 10,011	$ 79,742
Third Series [Member]
IfrsStatementLineItems [Line Items]
Bank borrowings, undiscounted cash flows	10,011	74,905
Second Series [Member]
IfrsStatementLineItems [Line Items]
Bank borrowings, undiscounted cash flows		4,837
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Bank borrowings, undiscounted cash flows	10,011	17,342
Not later than three months [member] | Third Series [Member]
IfrsStatementLineItems [Line Items]
Bank borrowings, undiscounted cash flows	$ 10,011	16,128
Not later than three months [member] | Second Series [Member]
IfrsStatementLineItems [Line Items]
Bank borrowings, undiscounted cash flows		1,214
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Bank borrowings, undiscounted cash flows		51,714
Later than three months and not later than one year [member] | Third Series [Member]
IfrsStatementLineItems [Line Items]
Bank borrowings, undiscounted cash flows		48,091
Later than three months and not later than one year [member] | Second Series [Member]
IfrsStatementLineItems [Line Items]
Bank borrowings, undiscounted cash flows		3,623
Later than one year [member]
IfrsStatementLineItems [Line Items]
Bank borrowings, undiscounted cash flows		10,686
Later than one year [member] | Third Series [Member]
IfrsStatementLineItems [Line Items]
Bank borrowings, undiscounted cash flows		$ 10,686